Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax expense:
Federal	$126,203	74,327	102,953
State	5,161	2,949	2,572
Foreign	7,694	6,822	8,450

Total current income tax expense	139,058	84,098	113,975

Deferred income tax expense (benefit):
Federal	(3,623)	27,447	1,395
State	(2,039)	(55)	411
Foreign	(3,635)	(509)	(1,665)

Total deferred income tax expense	(9,297)	26,883	141

Total income tax expense	$129,761	110,981	114,116

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2014	2013	2012
Components of income before income tax expense:
Domestic	$369,888	328,052	319,709
Foreign	23,041	24,424	33,164

Total income before income tax expense	$392,929	352,476	352,873

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Computed “expected” income tax expense	$137,525	123,367	123,505
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	6,541	1,870	1,870
State income tax expense, net of federal income tax effect	4,823	3,408	2,101
Increase (decrease) in valuation allowance	(4,550)	1,715	1,239
Tax credits	(3,459)	(6,141)	(3,787)
Deduction for domestic production activities	(8,750)	(8,225)	(5,727)
Permanent differences and other, net	(2,369)	(5,013)	(5,085)

Total income tax expense	$129,761	110,981	114,116

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2014 and 2013 relate to the following:

	As of December 31,
(in thousands)	2014	2013
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$31,978	24,079
Allowances for doubtful accounts and billing adjustments	1,328	728
Deferred revenue	31,240	20,111
Other, net	49,192	50,960

Total deferred income tax assets	113,738	95,878
Less valuation allowance for deferred income tax assets	(18,963)	(14,691)

Net deferred income tax assets	94,775	81,187

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(53,527)	(45,727)
Computer software development costs	(67,703)	(55,074)
Purchase accounting adjustments	(136,701)	(168,689)
Foreign currency translation	(7,642)	(10,291)
Other, net	(18,830)	(12,003)

Total deferred income tax liabilities	(284,403)	(291,784)

Net deferred income tax liabilities	$(189,628)	(210,597)

Total net deferred tax assets (liabilities):
Current	$15,190	14,158
Noncurrent	(204,818)	(224,755)

Net deferred income tax liability	$(189,628)	(210,597)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

(in millions)	Year Ended December 31, 2014
Beginning balance	$2.7
Current activity:
Additions based on tax positions related to current year	0.9
Additions for tax positions of prior years	3.5
Reductions for tax positions of prior years	(0.4)

Net, current activity	4.0

Ending balance	$6.7

1	Unrecognized state tax liabilities are not adjusted for the federal tax impact